Average Annual Total Returns{- Fidelity Advisor Growth and Income Fund} - 11.30 Fidelity Advisor Growth & Income Fund - AMCIZ PRO-10 - Fidelity Advisor Growth and Income Fund	Fidelity Advisor Growth and Income Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Growth and Income Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Growth and Income Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Growth and Income Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Growth and Income Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Growth and Income Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Growth and Income Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Growth and Income Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Growth and Income Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Growth and Income Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Growth and Income Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Growth and Income Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Growth and Income Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Growth and Income Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Growth and Income Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Growth and Income Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Growth and Income Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Growth and Income Fund-Class I Return Before Taxes Past 10 years	Fidelity Advisor Growth and Income Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Growth and Income Fund-Class Z Return Before Taxes Past 10 years	Fidelity Advisor Growth and Income Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Growth and Income Fund-Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	1.08%	9.93%	10.58%	(0.36%)	7.96%	9.10%	1.16%	7.52%	8.42%	3.23%	10.18%	10.58%	5.44%	10.40%	10.42%	7.55%	11.54%	11.57%	7.68%		10.55%	[1]	Feb. 01, 2017	18.40%	15.22%	13.88%

[1]	(a)Since inception February 1, 2017.